Expense Example, No Redemption (, Class C, USD $)	0 Months Ended
Jun. 26, 2014
(Emerging Markets Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 238
Expense Example, No Redemption, 3 Years	735
Expense Example, No Redemption, 5 Years	1,259
Expense Example, No Redemption, 10 Years	2,659
(Fundamental All Cap Core Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	876
Expense Example, No Redemption, 5 Years	1,574
Expense Example, No Redemption, 10 Years	3,429
(Fundamental Large Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	2,317
(Short Duration Credit Opportunities Fund (formerly John Hancock Multi Sector Bond Fund)) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	1,095
Expense Example, No Redemption, 10 Years	$ 2,366